WWW TRUST
                                                              SEMI-ANNUAL REPORT
                                                               DECEMBER 31, 2000
                                                                     (UNAUDITED)


                                 THE WWW FUNDS
                               WWW INTERNET FUND
                            WWW GLOBAL INTERNET FUND




                              WWW.THEWWWFUNDS.COM

THE
WWW
FUNDS





February 16, 2001



Fellow Shareholders:

With this Semi-Annual Report we record our first negative calendar year performance since our inception in August of 1996. We weren't alone. All major market indices also turned in losses in 2000. The Nasdaq Composite Index fell to its lowest level since 1974, 53% off its high for the year. The correction was caused by the Fed's deliberate actions to hike interest rates in an attempt to target the "wealth effect" without consideration of rising energy costs. Election politics and growing concerns about the economy added a climate of anxiety and uncertainty. In the last quarter of 1999 and during the first quarter of 2000 before the correction occurred, we thoroughly reviewed our portfolio to prune the companies that we thought were excessively valued, or susceptible to the risk of not recovering in a market correction. Yet by year end the sell-off affected every stock and every company with dot-com or technology in its pedigree.

Today we remain steadfast in our belief that it is still very early in the emergence of the Internet. Usage rate by consumers still far exceeds that of any previous technology and Internet traffic is growing at a rate of more than 50 percent annually. Each day the Internet is enhanced and networks are upgraded as new technologies are developed and implemented. Our portfolios are positioned to benefit by targeting the following key sub-sectors of the Internet:
INFRASTRUCTURE, STORAGE, PROCESS INTEGRATION, B2B, OPTICAL NETWORKING, SECURITY, INTERACTIVE TV, SPECIALTY SEMICONDUCTOR CHIP MAKERS and the WIRELESS ACCESS PROVIDERS. We believe these sub-sectors will command the largest share of capital spending and we remain convinced that those who have the discipline to keep a long-term outlook will be handsomely rewarded.

Sincerely,

/S/ LAWRENCE YORK
LAWRENCE YORK
CHAIRMAN


FINANCIAL STATEMENTS
-----------------------------------------------------------------------------------------------------------------------------

WWW TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2000
(Unaudited)
-----------------------------------------------------------------------------------------------------------------------------


                                                                            WWW INTERNET FUND      WWW GLOBAL INTERNET FUND
                                                                          ----------------------   ------------------------
ASSETS
Investments in securities, at value
 (cost $72,707,122 and $371,097, respectively)                                  $ 44,858,931                $ 339,584
Receivable for securities sold                                                       409,111                        0
Receivable for fund shares sold                                                       73,462                        0
Dividends and interest receivables                                                     2,466                      119
Prepaid expenses                                                                      18,747                   25,564
Due from investment advisor                                                                0                   13,654
                                                                          -------------------      -------------------

Total Assets                                                                      45,362,717                  378,921

LIABILITIES
Payable for securities purchased                                                     357,856                        0
Payable to custodian bank                                                            718,461                   23,415
Payable for fund shares redeemed                                                     273,398                        0
Investment advisory fees payable                                                      81,785                        0
Distributions payable                                                                  3,631                        0
Other accrued expenses                                                               177,170                    5,981
                                                                          -------------------      -------------------

Total Liabilities                                                                  1,612,301                   29,396
                                                                          -------------------      -------------------

NET ASSETS                                                                      $ 43,750,416                $ 349,525
                                                                          ===================      ===================

NET ASSETS CONSIST OF
Capital shares                                                                    74,876,033                  374,158
Accumulated net investment income (loss)                                          (2,578,709)                    (598)
Accumulated net realized gains (losses) from investment transactions                (698,717)                   7,478
Net unrealized appreciation (depreciation) on investments                        (27,848,191)                 (31,513)
                                                                          -------------------      -------------------

NET ASSETS                                                                      $ 43,750,416                $ 349,525
                                                                          ===================      ===================

Net asset value, offering price and redemption price per share                       $ 15.40                   $ 9.48
                                                                          ===================      ===================

Fund shares outstanding                                                            2,841,041                   36,885
                                                                          ===================      ===================




See notes to financial statements.


WWW TRUST
STATEMENTS OF OPERATIONS
For the six month period ended December 31, 2000
(Unaudited)
-----------------------------------------------------------------------------------------------------------------------------


                                                                             WWW INTERNET FUND      WWW GLOBAL INTERNET FUND
                                                                                                         (FROM INCEPTION
                                                                                                        DECEMBER 1, 2000
                                                                                                    THROUGH DECEMBER 31, 2000)
                                                                       -----------------------      -------------------------
INVESTMENT INCOME
Dividends                                                                          $ 22,438                     $ 14
Interest                                                                             11,850                      105
                                                                       ---------------------        -----------------

Total investment income                                                              34,288                      119

EXPENSES
Investment advisory fees                                                            439,602                      287
Distribution fees                                                                   199,893                      143
Administration fees                                                                 100,823                    4,387
Cash management fees                                                                109,769                        0
Registration fees                                                                    27,225                    3,656
Professional fees                                                                    22,851                    2,896
Custody fees                                                                         12,137                    2,193
Trustee fees                                                                         12,523                      512
Printing and other                                                                   23,795                      584
                                                                       ---------------------        -----------------

     Total expenses                                                                 948,618                   14,658

     Less expense reimbursement                                                           0                  (13,941)
                                                                       ---------------------        -----------------

Net Expenses                                                                        948,618                      717
                                                                       ---------------------        -----------------

NET INVESTMENT INCOME (LOSS)                                                       (914,330)                    (598)

REALIZED AND UNREALIZED GAINS (LOSSES)
     ON INVESTMENTS
Net realized gain (loss) from investment transactions                            (1,770,924)                   7,478
Net change in unrealized appreciation (depreciation)
   on investments                                                               (45,178,958)                 (31,513)
                                                                       ---------------------        -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                          (46,949,882)                 (24,035)
                                                                       ---------------------        -----------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                         $ (47,864,212)               $ (24,633)
                                                                       =====================        =================



See notes to financial statements.


WWW TRUST
STATEMENTS OF CHANGES IN NET ASSETS
(Unaudited)
-------------------------------------------------------------------------------------------------------------------

                                                               -----------------------------------------   ------------------------
                                                                           WWW INTERNET FUND               WWW GLOBAL INTERNET FUND
                                                               -----------------------------------------   ------------------------
                                                                FOR THE SIX MONTH         FOR THE YEAR         FROM INCEPTION
                                                                 PERIOD ENDED                ENDED         DECEMBER 1, 2000 THROUGH
                                                                DECEMBER 31, 2000        JUNE 30, 2000        DECEMBER 31, 2000
                                                               -----------------------------------------   ------------------------
FROM OPERATIONS
Net investment income (loss)                                           $ (914,330)         $ (1,664,377)           $ (598)
Net realized gain (loss) from investment transactions                  (1,770,924)            9,115,285             7,478
Net change in unrealized appreciation (depreciation)
  on investments                                                      (45,178,958)           11,330,526           (31,513)
                                                               -------------------      ----------------      ------------
Net increase (decrease) in net assets resulting
  from operations                                                     (47,864,212)           18,781,434           (24,633)

DISTRIBUTIONS TO SHAREHOLDERS
Net realized gains on investments                                      (7,326,244)             (745,301)                0

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) from capital share transactions                (3,284,742)           50,871,194           374,148
                                                               -------------------      ----------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS                                 (58,475,198)           68,907,327           349,515

NET ASSETS
Beginning of period                                                   102,225,614            33,318,287                10
                                                               -------------------      ----------------      ------------

End of period                                                        $ 43,750,416          $102,225,614         $ 349,525
                                                               ===================      ================      ============

UNDISTRIBUTED NET INVESTMENT LOSS
AT END OF PERIOD                                                     $ (2,578,709)         $ (1,897,184)           $ (598)
                                                               ===================      ================      ============

                                                               -----------------------------------------      ------------

See notes to financial statements.



WWW TRUST
FINANCIAL HIGHLIGHTS
(Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

For a share outstanding
throughout each period                                           WWW INTERNET FUND                                     WWW GLOBAL
                                                                                                                      INTERNET FUND
                                                                                                      FROM INCEPTION  FROM INCEPTION
                                         FOR THE SIX MONTH  FOR THE        FOR THE       FOR THE      AUGUST 1, 1996 DECEMBER 1,2000
                                          PERIOD ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED       THROUGH        THROUGH
                                         DECEMBER 31, 2000 JUNE 30, 2000 JUNE 30, 1999 JUNE 30, 1998 JUNE 30, 1997  DECEMBER 31,2000
                                         ----------------- ------------- ------------- ------------- -------------  ----------------

Net asset value, beginning of period       $ 36.63         $ 22.64          $10.95         $10.99         $ 10.00      $ 10.00
Income (loss) from investment
   operations:
Net investment income (loss)                (0.23)          (0.52)          (0.37)         (0.21)          (0.16)       (0.02)
Net realized and unrealized
   gain (loss) on investments               (18.05)          14.91           12.39           1.70            1.36        (0.50)
                                           -------         -------          ------         ------         -------      -------
Total from investment operations            (18.28)          14.39           12.02           1.49            1.20        (0.52)
                                           -------         -------          ------         ------         -------      -------
Less distributions from realized
   gains from security transactions          (2.95)          (0.40)          (0.33)         (1.53)          (0.21)        0.00
                                           -------         -------          ------         ------         -------      -------
Net asset value, end of period             $ 15.40         $ 36.63          $22.64         $10.95         $ 10.99       $ 9.48
                                           =======         =======          ======         ======         =======       ======
Total return**                             (50.51%)         63.56%         112.01%         15.96%          13.08%       (5.20%)
                                           =======         =======          ======         ======         =======       ======

Ratios/supplemental data
Net assets, end of period (in thousands)  $ 43,750        $102,226         $33,318         $2,628         $ 1,472        $ 350
Ratio of expenses to average net assets
     before expenses reimbursement           2.37% *         2.51%           3.65%          5.10%           7.23% *     49.53% *
Ratio of expenses to average net assets
     after expenses reimbursement            2.37% *         2.49%           2.50%          2.50%           2.50% *      2.42% *
Ratio of net investment income (loss)
      to average net assets                 (2.29%)*        (2.13%)         (3.07%)        (4.47%)         (1.62%)*    (49.12%)*
Ratio of net investment income (loss) to
     average net assets net of
     reimbursement                          (2.29%)*        (2.11%)         (1.90%)        (1.89%)         (0.62%)*     (2.02%)*

Portfolio turnover rate                    160.89%         229.28%          48.03%         70.52%         109.52%       32.53%


*   Annualized
** Based on net asset value per share


See notes to financial statements.


WWW TRUST
WWW INTERNET FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
December 31, 2000
(Unaudited)
--------------------------------------------------------------------------------------------------------------------


COMMON STOCKS:                                               101.32%

APPLICATION SOFTWARE:                                         14.21%
Adobe Systems Inc.                                                              15,000                    $ 872,813
New Era of Networks, Inc.                                                       40,000                      235,000
Micromuse Inc.                                                                  27,000                    1,629,703
Microsoft Corp.**                                                               10,000                      435,000
Talarian Corp.                                                                  35,000                      122,500
Tibco Software Inc.**                                                           25,000                    1,198,437
Vitria Technology Inc.                                                          50,000                      387,500
Webmethods Inc.                                                                 15,000                    1,334,063
                                                                                                --------------------
                                                                                                          6,215,016

BROADCAST & INFORMATION RESOURCES:                             6.10%
ACTV Inc**                                                                      50,000                      212,500
Gemstar International Group**                                                   40,000                    1,845,000
Liberate Technologies                                                           45,000                      613,125
                                                                                                --------------------
                                                                                                          2,670,625

COMPUTER SOFTWARE:                                             3.89%
EMC Corp.                                                                       20,000                    1,330,000
Storagenetworks Inc.                                                            15,000                      372,187
                                                                                                --------------------
                                                                                                          1,702,187

eCOMMERCE / eBUSINESS SOFTWARE:                               11.04%
Agile Software Corp.                                                            10,000                      493,750
Ariba, Inc.**                                                                   12,000                      645,000
Art Technology Group**                                                          30,000                      916,875
Commerce One, Inc.**                                                            25,000                      632,813
High Balance Corp.**(1)                                                      1,200,000                      600,000
Kana Communications Inc.                                                        20,000                      230,000
Owens Direct LLC** (1)                                                             750                       75,000
Retek Inc.                                                                      40,000                      975,000
Purchasepro.com Inc.                                                            15,000                      262,500
                                                                                                --------------------
                                                                                                          4,830,938

FIBER OPTIC COMPONENTS & SUB SYSTEMS:                         12.32%
Bookham Technology**                                                            25,000                    $ 328,125
Corning Inc.                                                                    32,000                    1,690,000
Finisar Corp.**                                                                 50,000                    1,450,000
Nortel Networks Corp.                                                           60,000                    1,923,750
                                                                                                --------------------
                                                                                                          5,391,875



WWW INTERNET FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
December 31, 2000
(Unaudited)
--------------------------------------------------------------------------------------------------------------------


                                                                               SHARES                      VALUE
                                                                               ------                      -----
FINANCIAL SERVICES / BANKING & BROKERAGES:                     9.64%
Chase Manhattan Corp.                                                           20,000                   $  908,750
Checkfree Holdings Corp.**                                                      25,000                    1,076,563
Intuit Inc.**                                                                   25,000                      985,937
Multex.com Inc.                                                                 10,000                      132,500
Wells Fargo & Co.                                                               20,000                    1,113,750
                                                                                                --------------------
                                                                                                          4,217,500

INTERNET CONTENT, HOSTING, ASP PROVIDERS:                      6.96%
American Online Inc.**                                                          30,000                    1,044,000
Doubleclick Inc.                                                                60,000                      660,000
Evoke Communications Inc.                                                       50,000                       87,500
Hongkong.Com Corp.**                                                           250,000                       12,900
iHigh.com Inc.** (1)                                                             3,280                    1,000,400
Marketing Services Group Inc.                                                   50,000                       59,375
Niku Corp.                                                                      25,000                      182,813
                                                                                                --------------------
                                                                                                          3,046,988

INTERNET SECURITY:                                             4.41%
Check Point Software Technologies Ltd**                                         10,000                    1,335,625
HNC Software Inc.                                                               20,000                      593,750
                                                                                                --------------------
                                                                                                          1,929,375

NETWORKING EQUIPMENT:                                         12.38%
ADC Telecommunications Inc.                                                    100,000                    1,812,500
Efficient Networks Inc.**                                                       10,000                      133,750
Foundry Networks Inc.                                                           30,000                      450,000
Juniper Networks Inc.                                                           12,000                    1,512,750
Sun Microsystems Inc.                                                           20,000                      557,500
Symmetricom Inc.                                                                60,000                      585,000
Tollgrade Communications Inc.                                                   10,000                      365,000
                                                                                                --------------------
                                                                                                          5,416,500

SEMICONDUCTORS:                                                8.98%
Broadcom Corp. CL-A                                                             10,000                      845,000
Conexant Systems                                                                20,000                      307,500
Globespan Inc.                                                                  20,000                      550,000
Marvell Techology Group Ltd                                                     15,000                      329,531
Micron Technology Inc.                                                          10,000                      355,000
Virata Corp.**                                                                  40,000                      435,000
Vitesse Semiconductor Corp.                                                     20,000                    1,106,250
                                                                                                --------------------
                                                                                                          3,928,281




WWW INTERNET FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
December 31, 2000
(Unaudited)
--------------------------------------------------------------------------------------------------------------------


                                                                               SHARES                      VALUE
                                                                               ------                      -----
TELECOMMUNICATIONS EQUIPMENT:                                  6.34%
Redback Networks Inc.**                                                         25,000                   $1,025,000
Sonus Networks Inc.                                                             25,000                      631,250
Sycamore Networks Inc.                                                          15,000                      558,750
Turnstone Systems Inc.                                                          75,000                      557,813
                                                                                                --------------------
                                                                                                          2,772,813

TELECOMMUNICATIONS SERVICES:                                   1.72%
Cosine Communications Inc.                                                      20,000                      277,500
Internap Network Services**                                                     50,000                      362,500
Portal Software                                                                 14,500                      113,734
                                                                                                --------------------
                                                                                                            753,734

WIRELESS SERVICES:                                             3.33%
AT&T Wireless Group                                                             20,000                      346,250
Data Critical                                                                    8,500                       20,984
Infospace.com Inc.**                                                            40,000                      353,750
Speechworks International                                                       15,000                      735,937
USA Talks.com Inc** (1)                                                        320,000                          240
                                                                                                --------------------
                                                                                                          1,457,161

 TOTAL COMMON STOCKS (COST $72,018,056)                                                                  44,332,993

PREFERRED STOCKS:                                              1.20%
Ntown Inc.** (1) (Cost $525,000)                                               275,000                      525,000


LONG OPTIONS:                                                  0.00%
Microsoft Inc. Call January 2001 @120
(Cost $164,066)                                                                    150                          938
                                                                                                --------------------

 TOTAL INVESTMENTS IN SECURITIES                             102.52%
(COST $72,707,122)                                                                                       44,858,931

Liabilities in Excess of Other Assets                         (2.52%)                                    (1,108,515)
                                                                                                --------------------

NET ASSETS                                                   100.00%                                   $ 43,750,416
                                                                                                 ===================


 **  Non-dividend paying securities
 (1) Restricted / illiquid securities
 ADR - American Depositary Receipts


See notes to financial statements.


WWW TRUST
WWW GLOBAL INTERNET FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
December 31, 2000
(Unaudited)
----------------------------------------------------------------------------------------------------------

COMMON STOCKS:                                         97.15%
                                                                      SHARES                      VALUE
                                                                      ------                      -----
APPLICATION SOFTWARE:                                  19.12%
Autonomy Corp.**                                                         200                      $ 5,375
Intershop Communications ADR**                                           500                        7,562
Micromuse Inc.                                                           700                       42,252
Vitria Tecchnology Inc.                                                1,500                       11,625
                                                                                       -------------------
                                                                                                   66,814

BROADCAST & INFORMATION RESOURCES:                      0.85%
ACTV Inc**                                                               700                        2,975

CONSUMER ELECTRONICS:                                   6.14%
Philips Electronics NY Shr. ADR                                          400                       14,500
Sony Corp. - Sponsored ADR                                               100                        6,975
                                                                                       -------------------
                                                                                                   21,475
DISTRIBUTION/WHOLESALE:                                 2.27%
Bell Microproducts Inc.**                                                500                        7,938

eCOMMERCE / eBUSINESS SOFTWARE:                         4.37%
Art Technology Group, Inc**                                              500                       15,281

ENTERPRISE SOFTWARE:                                    3.24%
Business Objects SA ADR**                                                200                       11,325

FIBER OPTIC COMPONENTS & SUB SYSTEMS:                   9.22%
JDS Uniphase Corp.**                                                     250                       10,422
Nortel Networks Corp.                                                    400                       12,825
Oplink Communications Inc.**                                             500                        8,969
                                                                                       -------------------
                                                                                                   32,216

FINANCIAL SERVICES / BANKING & BROKERAGES:              1.08%
London Pacific Group - Sponsored ADR                                     500                        3,781

INTERNET CONTENT, HOSTING, ASP PROVIDERS:               2.36%
Evoke Communications Inc.                                              2,200                        3,850
Niku Corp.                                                               600                        4,387
                                                                                       -------------------
                                                                                                    8,237

INTERNET SECURITY:                                      7.64%
Check Point Software Technologies Ltd**                                  200                       26,719

INTERNET TELEPHONY:                                     1.98%
ITXC Corp.**                                                           1,000                        6,938

NETWORKING EQUIPMENT:                                  10.89%
Efficient Networks Inc.**                                                500                        6,687
Juniper Networks Inc.                                                    200                       25,212
Marconi PLC - ADR                                                        300                        6,169
                                                                                       -------------------
                                                                                                   38,068



WWW GLOBAL INTERNET FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
December 31, 2000
(Unaudited)
----------------------------------------------------------------------------------------------------------


                                                                      SHARES                      VALUE
                                                                      ------                      -----
SEMICONDUCTORS:                                         9.23%
Applied Micro Circuits Corp.**                                           100                      $ 7,505
Broadcom Corp. Class-A                                                   150                       12,675
Taiwan Semiconductor Manufacturing Co. ADR                               700                       12,075
                                                                                       -------------------
                                                                                                   32,255

TELECOMMUNICATIONS EQUIPMENT:                           7.15%
Alcatel - Sponsored ADR                                                  300                       16,781
Redback Networks Inc.**                                                  200                        8,200
                                                                                       -------------------
                                                                                                   24,981

TELECOMMUNICATIONS SERVICES:                            2.25%
Cosine Communications Inc.                                               200                        2,775
360Networks Inc.                                                         400                        5,100
                                                                                       -------------------
                                                                                                    7,875

WIRELESS SERVICES:                                      9.36%
Ericsson (LM) Telecommunications - Sponsored ADR                       1,000                       11,188
Nippon Telegraph & Telephone Corp. - Sponsored ADR                       200                        7,137
Openwave Systems Inc.                                                    300                       14,381
                                                                                       -------------------
                                                                                                   32,706

 Total Common Stocks (Cost $371,097)                                                              339,584

 TOTAL INVESTMENTS IN SECURITIES
(Cost $371,097)                                        97.15%                                     339,584

Other Assets Less Liabilities                           2.85%                                       9,941
                                                                                       -------------------

NET ASSETS                                            100.00%                                   $ 349,525
                                                                                       ===================

**Non-dividend paying securities
ADR - American Depositary Receipts



See notes to financial statements.

WWW TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
(Unaudited)
-------------------------------------------------------------------------------



1.   SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION
The WWW Trust (comprising the WWW Internet Fund and the WWW Global Internet
Fund) (the "Funds") was organized as an Ohio business trust, on April 23, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open end management investment company. The Trust is authorized to issue an indefinite number of shares of beneficial interest, par value $0.001 per share. The Trust was formed to achieve the investment objective of long term growth through capital appreciation. The WWW Internet Fund commenced operations on August 1, 1996 and invests primarily in common stocks of companies that are designing, developing or manufacturing hardware or software products or services for the Internet and/or World Wide Web. The WWW Global Internet Fund commenced operations on December 1, 2000 and invests primarily in common stocks of foreign companies and domestic companies that are designing, developing or manufacturing hardware or software products or services for the Internet and/or World Wide Web.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

SECURITIES VALUATIONS- Portfolio securities, including covered call options if written by the Funds, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked is used for valuation purposes. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees. Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares.

FEDERAL INCOME TAXES- The Funds intend to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income and any realized capital gains.

DIVIDENDS AND DISTRIBUTIONS- The Funds intend to distribute substantially all of their net investment income as dividends to its shareholders on an annual basis. The Funds intend to distribute their net long term capital gains and its net short term capital gains at least once a year.

INVESTMENTS- The Funds follow industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

2.   INVESTMENT ADVISORY AGREEMENT
The Board of Trustees provides broad supervision over the affairs of the Funds. Pursuant to a Management Agreement between the Funds and WWW Advisors, Inc. (the "Manager") and subject to the authority of the Board of Trustees, the Manager manages the investments of the Funds and is responsible for the overall management of the business affairs of the Funds.

Under the terms of the Management Agreement, the WWW Internet Fund has agreed to pay the Manager a base monthly management fee at the annual rate of 1.00% of the Fund's average daily net assets (the "Base Fee") which will be adjusted monthly (the "Monthly Performance Adjustment") depending on the extent by which the investment performance of the Fund, after expenses, exceeded or was exceeded by the percentage change of the S&P 500 Index. Under terms of the Management Agreement, the monthly performance adjustment may increase or decrease the total management fee payable to the Manager (the "Total Management Fee") by up to 0.50% per year of the value of the Fund's average daily net assets. The WWW Global Internet Fund has agreed to pay the Manager a base monthly fee at the annual rate of 1.00% of the Fund's average daily net assets (the "Base Fee) which will be adjusted monthly (the "Monthly Performance Adjustment") depending on the extent by which the investment performance of the Fund, after expenses, exceeded or was exceeded by the percentage change of the EAFE Index. No monthly performance adjustment will be made during the first twelve months of operation of the WWW Global Internet Fund.

All expenses incurred in the operation of the Funds will be borne by the Funds, except to the extent specifically assumed by the Manager. The expenses to be borne by the Funds will include: organizational costs, taxes, interest, brokerage fees and commissions, fees of board members who are not officers, directors or employees of the of the Manager or its affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory, administrative and Fund accounting fees, charges of custodians, transfer and dividend disbursing agents' fees, insurance premiums, industry association fees, outside auditing and legal expenses, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information, amounts payable under the Fund's Distribution and Shareholder Servicing Plan (the "Plan") and any extraordinary expenses.

The Manager has undertaken, until such time as it gives investors 60 days' notice to the contrary, to waive its Management Fee in the amount, if any, by which the total expenses of the Funds for any fiscal year, including amortization of organizational expenses and amounts paid by the Fund under the Plan, exceed 2.50% of the average annual net assets of the Fund, except that the amount of such fee waiver shall not normally exceed the amount of fees received by the Manager under the Management Agreement for such fiscal year. The fee waiver, if any, will be on a monthly basis, subject to year-end adjustment. Interest expenses, taxes, brokerage fees and commissions, and extraordinary expenses are not included as expenses for these purposes.

3.  DISTRIBUTION AGREEMENT
Under a plan adopted by the Fund's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund pays the Manager a shareholder servicing and distribution fee at the annual rate of 0.50% of the average daily net assets of the Fund. Such fee will be used in it's entirety by the Manager to make payments for administration, shareholder services and distribution assistance, including, but not limiting to (1) compensation to securities dealers and other organizations (each, a "Service Organization" and collectively, the "Service Organizations"), for providing distribution assistance with respect to assets invested in the Fund, (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders, and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials to prospective investors. The fees paid to the Manager under the Plan are in addition to the fees payable under the Management Agreement and are payable without regard to actual expenses incurred. The Fund understands that third parties also may charge fees to their clients who are beneficial owners of Fund shares in connection with their client accounts. These fees would be in addition to any amount which may be received by them from the Manager under the Plan. For the period ended December 31, 2000, the amounts paid or accrued for such expenses was $199,893 and $143 for the WWW Internet Fund and WWW Global Internet Fund, respectively.

4.  CAPITAL SHARE TRANSACTIONS
As of December 31, 2000 there was an unlimited number of $0.001 par value capital shares authorized for the Funds.


        Capital share transactions were as follows:


                                           FOR THE SIX MONTH                        FOR THE YEAR
                                             PERIOD ENDED                              ENDED
                                           DECEMBER 31, 2000                       JUNE 30, 2000
                                          -----------------                        -------------

                                     SHARES           AMOUNT                  SHARES           AMOUNT
                                     ------           ------                  ------           ------
    WWW INTERNET FUND

   Shares sold                      269,880          $ 7,207,315            2,760,813        $104,000,465
   Shares issued by reinvestment
    of dividends/distributions      414,408            6,908,175               21,577             709,683
   Shares redeemed
      (net of redemption fees)     (633,963)         (17,400,232)          (1,463,204)        (53,838,954)
                                     ------        ------------             ---------       -------------

   Net increase (decrease)           50,325         ($ 3,284,742)           1,319,186       $  50,871,194
                                     ======         ============            =========       =============




                                                     FOR THE PERIOD FROM
                                                   INCEPTION DECEMBER 1, 2000
                                                           THROUGH
                                                      DECEMBER 31, 2000
                                                      -----------------

                                                     SHARES           AMOUNT
                                                     ------           ------
    WWW GLOBAL INTERNET FUND

   Shares sold                                       36,885          $   374,148
   Shares issued by reinvestment
      of dividends/distributions                          0                    0
   Shares redeemed
      (net of redemption fees)                            0                    0
                                                 ----------        -------------

   Net increase                                      36,885          $   374,148
                                                 ==========        =============





5.  INVESTMENTS
For the period ended December 31, 2000, purchases and sales of investment securities, other than short-term investments were as follows:

                                     PURCHASES                SALES
                                     ---------                -----
WWW Internet Fund                   $128,475,761           $139,552,755
WWW Global Internet Fund                 474,103                110,484

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2000, were as follows:



                                                                                                       NET UNREALIZED
                                         IDENTIFIED        GROSS UNREALIZED    GROSS UNREALIZED         APPRECIATION
                                           COST              APPRECIATION       DEPRECIATION           (DEPRECIATION)
                                           ----              ------------       ------------           --------------

WWW Internet Fund                       $73,164,883          $1,921,884         ($30,227,835)            ($28,305,951)
WWW Global Internet Fund                    371,097              21,080              (52,593)                 (31,513)

6.  RELATED PARTY TRANSACTIONS
Certain owners of WWW Advisors, Inc., are also Owners and/or Trustees of the Fund. These individuals may receive benefits from any Management fee paid to the Advisor.

7.  DISTRIBUTIONS
For the period ended December 31, 2000, distributions of $0.2251 aggregating $558,386 and $2.7283 aggregating $6,767,858 were made from Short Term Capital Gains and Long Term Capital Gains, respectively, for the WWW Internet Fund. For the period ended December 31, 2000, the WWW Global Internet Fund made no distributions.

8.  RESTRICTED AND OTHER ILLIQUID SECURITIES
Investments in restricted securities and investments where market quotations are not available, are valued at fair value as determined in good faith by the Board of Trustees, or a committee composed of members of the Board of Trustees of the Fund.

The Funds may acquire portfolio securities called restricted securities, which can be sold only pursuant to an effective registration statement under the Securities Act of 1933 or an exemption from such registration. In addition, other securities held by the Fund may be illiquid which means they cannot be sold or disposed of in the ordinary course of business at approximately the quoted market value of such securities, or in the absence of such quoted market value, the price at which the Fund has valued such securities. The Fund will not invest in restricted and other illiquid securities if, as a result of such investment, the value of the Fund's illiquid assets would exceed 15% of the value of the Fund's net assets.

Restricted securities eligible for resale under Rule 144A under the Securities Act of 1933 that have been determined to be liquid by the Fund's Board of Trustees based upon trading markets for the securities and any other restricted securities that become registered under the Securities Act of 1933 or that may be otherwise freely sold without registration there-under are not subject to the foregoing limitation, unless they are otherwise illiquid.

The Fund normally will be able to purchase restricted securities at a substantial discount from the market value of similar unrestricted securities, but there are certain risks which the Fund will necessarily assume in acquiring restricted securities. The principal risk is that the Fund may have difficulty in disposing of such securities without registration under the Securities Act of 1933, and the Fund will have to bear the risk of market conditions prior to such registration. In the absence of an agreement obtained at the time of purchase of such securities, there can be no assurance that the issuer will register the restricted securities. Furthermore, if the Fund disposes of restricted securities without registration, it may be necessary to sell such shares at a discount similar to or greater than that at which the Fund purchased the shares.

                    INVESTMENT MANAGER
                    WWW Advisors, Inc.
                    131 Prosperous Place, Suite 17
                    Lexington, KY  40509

                    SHAREHOLDER SERVICING,
                    DIVIDEND DISBURSING AND
                    TRANSFER AGENT
                    American Data Services, Inc.
                    150 Motor Parkway, Suite 109
                    Hauppauge, NY  11788

                    PORTFOLIO SECURITIES CUSTODIAN
                    Firstar Bank, N.A.
                    425 Walnut Street
                    Cincinnati, OH  45201

                    LEGAL COUNSEL
                    Frost Brown Todd LLC
                    400 West Market, 32nd Floor
                    Louisville, KY  40202

                    INDEPENDENT AUDITORS
                    Berge & Company LTD
                    20 West Ninth Street
                    Cincinnati, OH  45202

                    EXISTING ACCOUNTS AND REDEMPTIONS ONLY
                    (888) 999-8331

                    LITERATURE REQUESTS AND NEW ACCOUNTS
                    SECURITIES DEALERS AND
                    FINANCIAL INSTITUTIONS
                    (888) 263-2204


                    Investment Company Act File No.  811-07585